Details of Significant Accounts - Earnings per share, schedule of earnings (losses) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$ 1,394	$ 489
Profit attributable to ordinary shareholders of the parent, weighted average number of ordinary shares outstanding (in shares)	101,849	118,248
Profit attributable to ordinary shareholders of the parent, loss per share (in USD per share)	$ 0.014	$ 0.004
Dilutive earnings per share
Profit attributable to ordinary shareholders of the group plus assumed conversion of all dilutive potential ordinary shares, amount after tax	$ 1,394	$ 489
Profit attributable to ordinary shareholders of the group plus assumed conversion of all dilutive potential ordinary shares, weighted average number of ordinary shares outstanding (in shares)	101,849	118,248
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares, loss per share (in USD per share)	$ 0.014	$ 0.004